Disclosures on equity (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Dec. 22, 2021	Aug. 18, 2021	May 19, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Disclosures on equity [Line Items]
interim dividend per share	$ 1.40037	$ 0.31439	$ 0.23797
Provisional dividend paid, Per share		$ 0.31439	$ 0.23797
Minimum Percentage Required TO Call Ordinary Or Extraordinary Meeting				50.00%
Number Of Consecutive Limitation Period Of Series B shares				50 years
Contractual capital commitments				$ 0
Bottom of range [member]
Disclosure of Disclosures on equity [Line Items]
Cash dividend rate				30.00%	30.00%